Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Interests In Subsidiaries Explanatory
41.1 Details of major consolidated subsidiaries as of December 31, 2022, are as follows:

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00	Korea	Dec. 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00	Korea	Dec. 31	Financial investment
	KB Insurance Co., Ltd.	100.00	Korea	Dec. 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00	Korea	Dec. 31	Credit card and installment financing
	KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)	100.00	Korea	Dec. 31	Life insurance
	KB Asset Management Co., Ltd.	100.00	Korea	Dec. 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00	Korea	Dec. 31	Financial Leasing
	KB Life Insurance Co., Ltd.	100.00	Korea	Dec. 31	Life insurance
	KB Real Estate Trust Co., Ltd.	100.00	Korea	Dec. 31	Real estate trust management
	KB Savings Bank Co., Ltd.	100.00	Korea	Dec. 31	Savings banking
	KB Investment Co., Ltd.	100.00	Korea	Dec. 31	Capital investment
	KB Data System Co., Ltd.	100.00	Korea	Dec. 31	Software advisory, development, and supply
	KB Credit Information Co., Ltd.	100.00	Korea	Dec. 31	Collection of receivables or credit investigation

Kookmin Bank	Kookmin Bank Cambodia Plc.	100.00	Cambodia	Dec. 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00	China	Dec. 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Microfinance services
	PRASAC Microfinance Institution Plc.	100.00	Cambodia	Dec. 31	Microfinance services
	PT Bank KB Bukopin Tbk	67.00	Indonesia	Dec. 31	Banking and foreign exchange transaction

Kookmin Bank	PT Bank Syariah Bukopin	92.78	Indonesia	Dec. 31	Banking
	PT Bukopin Finance	97.03	Indonesia	Dec. 31	Installment financing
	KB Bank Myanmar Co., Ltd.	100.00	Myanmar	Dec. 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00	United States	Dec. 31	Investment advisory and securities trading
	KB Securities Hong Kong Ltd.	100.00	China	Dec. 31	Investment advisory and securities trading
	KB Securities Vietnam Joint Stock Company	99.81	Vietnam	Dec. 31	Investment advisory and securities trading
	KB FINA Joint Stock Company	77.82	Vietnam	Dec. 31	Investment advisory and securities trading
	PT KB VALBURY SEKURITAS	65.00	Indonesia	Dec. 31	Investment advisory and securities trading
	PT.KB Valbury Capital Management	79.00	Indonesia	Dec. 31	Financial investment

KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00	United States	Dec. 31	Management service
	KBFG Insurance (China) Co., Ltd.	100.00	China	Dec. 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00	Indonesia	Dec. 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00	Korea	Dec. 31	Claim service
	KB Sonbo CNS	100.00	Korea	Dec. 31	Management service
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec. 31	Service
	KB Healthcare Co., Ltd.	100.00	Korea	Dec. 31	Information and communication

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)	KB Life Partners Co., Ltd.	100.00	Korea	Dec. 31	Insurance agent

KB Kookmin Card Co., Ltd.	KB Daehan Specialized Bank Plc.	95.71	Cambodia	Dec. 31	Auto Installment finance
	PT. KB Finansia Multi Finance	80.00	Indonesia	Dec. 31	Auto Installment finance
	KB J Capital Co., Ltd.	50.99	Thailand	Dec. 31	Service
	i-Finance Leasing Plc.	100.00	Cambodia	Dec. 31	Leasing

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec. 31	Auto Installment finance

KB Kookmin Card Co., Ltd. KB Capital Co., Ltd.	KB KOLAO Leasing Co., Ltd.	80.00	Laos	Dec. 31	Auto Installment finance

Kookmin Bank, KB Data System Co., Ltd.	PT KB Data Systems Indonesia	100.00	Indonesia	Dec. 31	Service

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec. 31	General advisory
	KB Asset Management Singapore PTE. LTD.	100.00	Singapore	Dec. 31	Collective investment
41.2 Details of consolidated structured entities as of December 31, 2022, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

Asset-backed securitization	Taejon Samho The First Co., Ltd. and 119 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

	Consolidated structured entities	Reasons for consolidation
Investment funds and others	KB Global Platform Fund and 204 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.
If the Group holds more than half of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

Summary of Condensed Financial Information of Subsidiaries
41.3 Condensed financial information of major subsidiaries as of and for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021						2021
	Assets		Liabilities		Equity		Operating revenue 3		Profit (loss) attributable to shareholders of the Parent Company		Total compre-hensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	483,564,898	￦	450,675,985	￦	32,888,913	￦	26,536,995	￦	2,590,764	￦	3,265,921
KB Securities Co., Ltd. 1,2		55,493,985		50,008,422		5,485,563		8,543,590		594,301		628,112
KB Insurance Co., Ltd. 1,2		41,472,227		37,328,954		4,143,273		14,131,278		301,836		107,240
KB Kookmin Card Co., Ltd. 1		27,349,561		22,793,920		4,555,641		3,527,354		418,898		442,873
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) 2		26,287,116		23,992,601		2,294,515		1,976,122		336,198		54,587
KB Asset Management Co., Ltd. 1		375,739		128,589		247,150		254,162		79,899		79,071
KB Capital Co., Ltd. 1,2		14,529,427		12,707,210		1,822,217		1,634,759		209,899		209,719
KB Life Insurance Co., Ltd.		10,634,562		10,174,282		460,280		2,259,301		(46,595)		(121,847)
KB Real Estate Trust Co., Ltd.		496,522		119,700		376,822		168,373		81,480		82,299
KB Savings Bank Co., Ltd.		2,601,134		2,339,037		262,097		150,028		18,932		22,526
KB Investment Co., Ltd. 1		1,197,720		922,239		275,481		207,367		55,338		55,340
KB Data System Co., Ltd. 1		44,486		25,911		18,575		174,819		467		1,105
KB Credit Information Co., Ltd.		28,674		12,303		16,371		39,909		388		434

	December 31, 2022						2022
	Assets		Liabilities		Equity		Operating revenue 3		Profit (loss) attributable to shareholders of the Parent Company		Total compre-hensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	517,769,512	￦	484,046,253	￦	33,723,259	￦	49,436,046	￦	2,996,015	￦	1,856,632
KB Securities Co., Ltd. 1,2		53,824,246		47,946,933		5,877,313		14,264,399		187,784		263,605
KB Insurance Co., Ltd. 1,2		42,736,747		39,397,167		3,339,580		14,959,264		557,680		(820,382)
KB Kookmin Card Co., Ltd. 1		29,721,017		24,998,215		4,722,802		3,694,352		378,592		412,208
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) 1,2		24,710,078		23,047,601		1,662,477		2,255,418		250,308		(532,038)
KB Asset Management Co., Ltd. 1		369,488		102,970		266,518		233,293		59,345		59,367
KB Capital Co., Ltd. 1,2		16,053,026		13,946,800		2,106,226		1,906,694		217,139		209,808
KB Life Insurance Co., Ltd.		10,136,909		10,050,292		86,617		2,907,001		(64,045)		(422,048)
KB Real Estate Trust Co., Ltd.		518,980		113,444		405,536		152,686		67,723		68,714
KB Savings Bank Co., Ltd.		3,138,543		2,854,549		283,994		191,337		21,814		21,897
KB Investment Co., Ltd. 1		1,378,550		1,108,264		270,286		161,210		4,807		4,805
KB Data System Co., Ltd. 1		63,645		40,570		23,075		233,320		3,162		4,546
KB Credit Information Co., Ltd.		42,219		24,923		17,296		36,469		484		924

1	Financial information is based on its consolidated financial statements.
2	Includes fair value adjustments arising from the acquisition.
3	Operating revenue consists of interest income, fee and commission income, insurance income and others.

Summary of Changes In Subsidiaries
41.5 Changes in Subsidiaries
41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2022, are as follows:

Company	Reasons of obtaining control
PT.KB VALBURY SEKURITAS and 30 others	Holds more than half of the ownership interests
New star Gimpo 4th Co., Ltd. and 55 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Korea Short Term Premium Private Securities Fund No.25(USD)(Bond) and 34 others	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Tail End Fund and 11 others	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2022, are as follows:

Company	Reasons of losing control
Able Pocheon 1st Co., Ltd. and 60 others	Termination of the commitments
KB Pre IPO Secondary Venture Fund No.2 and 21 others	Liquidation
498 Seventh KOR Holdco LP and 3 other	Disposal
KB Global Digital-Chain Economy Securities Fund(Equity) and 9 others	Decrease in ownership interests to less than majority